Consolidated Statements of Stockholders' Equity (Unaudited) (USD $)	Common Stock	Accumulated Deficit	Accumulated Other Comprehensive Income/Foreign currency translation adjustment	Total
Beginning balance, Amount at Dec. 31, 2013	$ 20,097,690	$ (16,753,687)	$ 24,580	$ 3,368,583
Beginning balance, Shares at Dec. 31, 2013	67,877,703
Private Placement, Amount	700,000			700,000
Private Placement, Shares	1,750,000
Net loss		(352,692)		(352,692)
Ending balance, Amount at Mar. 31, 2014	$ 20,797,690	$ (17,106,379)	$ 24,580	$ 3,715,891
Ending balance, Shares at Mar. 31, 2014	69,627,703